Trade Accounts Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 273	$ 169
Provision for bad debts	265	283
Deductions and write-offs	(135)	(179)
Balance at end of year	$ 403	$ 273